Securities - Maturities of Debt Securities Available for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of debt securities available for sale, due within one year		$ 4,830
Amortized cost of debt securities available for sale, due in one to five years	$ 17,939	21,564
Amortized cost of debt securities available for sale, due in five to ten years	42,151	41,683
Amortized cost of debt securities available for sale, due after ten years	22,702	33,119
Total amortized cost debt securities available for sale with specific maturities	82,792	101,196
Amortized Cost	233,429	297,848
Estimated fair value of debt securities available for sale, due within one year		4,927
Estimated fair value of debt securities available for sale, due in one to five years	18,304	21,818
Estimated fair value of debt securities available for sale, due in five to ten years	42,793	42,613
Estimated fair value of debt securities available for sale, due after ten years	24,088	35,380
Total estimated fair value of debt securities available for sale with specific maturities	85,185	104,738
Total unrestricted securities available for sale at estimated fair value	237,177	303,628
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	89,690	119,347
Total estimated fair value of debt securities available for sale without specific maturities	89,543	119,810
Amortizing Agency Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	60,947	77,305
Total estimated fair value of debt securities available for sale without specific maturities	$ 62,449	$ 79,080